CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total	Share capital [1]	Shares held in trust	Other reserves		Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2020		$ 158,537	$ 155,310	$ 651	$ (709)	$ 12,752	[2]	$ 142,616	$ 3,227
Comprehensive income/(loss) for the period		15,386	15,121			6,033	[2]	9,087	266
Transfer from other comprehensive income		0	0			(15)	[2]	15
Dividends	[3]	(2,886)	(2,620)					(2,620)	(265)
Repurchases of shares						0
Share-based compensation		190	190		350	(219)	[2]	59
Other changes		15	(2)					(2)	16
Ending balance at Jun. 30, 2021		171,243	167,999	651	(358)	18,552	[2]	149,155	3,244
Beginning balance at Dec. 31, 2021		175,326	171,966	641	(610)	18,909	[2]	153,026	3,360
Comprehensive income/(loss) for the period		30,887	30,342			5,186	[2]	25,156	545
Transfer from other comprehensive income		0	0			13	[2]	(13)
Dividends	[3]	(3,790)	(3,680)					(3,680)	(110)
Repurchases of shares	[4]	(8,544)	(8,544)	(27)		27	[2]	(8,544)
Share-based compensation		465	465		427	(137)	[2]	175
Other changes		(47)	(49)					(49)	3
Ending balance at Jun. 30, 2022		$ 194,299	$ 190,500	$ 614	$ (184)	$ 23,998	[2]	$ 166,072	$ 3,799

[1]	See Note 4 “Share capital”.
[2]	See Note 5 “Other reserves”.
[3]	The amount charged to retained earnings is based on prevailing exchange rates on payment date.
[4]	Includes shares committed to repurchase under an irrevocable contract and repurchases subject to settlement at the end of the quarter.